Revenue and other income - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2021	Mar. 17, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers
Revenues	€ 24,928	€ 6,163
Non-current refund liabilities	4,105				€ 27,778
Adjustments for increase (decrease) in contract liabilities	18,100		€ 16,500
Research tax credit	1,616	2,334
Subsidies	67	36
Other	26	756
Bpifrance “PGE”
Disclosure of disaggregation of revenue from contracts with customers
Subsidies	67	36
Other sales
Disclosure of disaggregation of revenue from contracts with customers
Revenues	3,406	2,376
Services
Disclosure of disaggregation of revenue from contracts with customers
Revenues	21,522	3,787
Contract modification adjustment	21,200
Service Recharge
Disclosure of disaggregation of revenue from contracts with customers
Other revenue		500
Supply Services
Disclosure of disaggregation of revenue from contracts with customers
Other revenue		200
NANORAY-312
Disclosure of disaggregation of revenue from contracts with customers
Collaboration agreement, potential development and commercial milestones payments				€ 105,000
Janssen Pharmaceutica BV
Disclosure of disaggregation of revenue from contracts with customers
Revenues	21,200
Non-current refund liabilities	7,400
Janssen Pharmaceutica BV | Other sales
Disclosure of disaggregation of revenue from contracts with customers
Revenues	3,400
Janssen Pharmaceutica BV | Recharge
Disclosure of disaggregation of revenue from contracts with customers
Revenues	€ 400
Janssen Pharmaceutica NV | Other sales
Disclosure of disaggregation of revenue from contracts with customers
Revenues		2,400
Janssen Pharmaceutica NV | Services
Disclosure of disaggregation of revenue from contracts with customers
Revenues		2,700
Janssen Pharmaceutica NV | Technology Transfer
Disclosure of disaggregation of revenue from contracts with customers
Revenues		€ 1,100